Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Current Assets

Other current assets consist of the following:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Advance payments to Zeiss	69,307	99,415
Prepaid expenses	161,482	100,077
Operations to be invoiced	40,912	8,114
Derivative financial instruments	38,257	40,843
VAT	41,121	67,381

Other assets	39,012	20,591

Other current assets	390,091	336,421

Other Non-Current Assets

Other non-current assets consist of the following:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Advance payments to Zeiss	285,659	224,123
Derivative financial instruments	115,546	30,777
Compensation plan assets[1]	26,172	20,174
Prepaid expenses	6,525	10,950
Subordinated loan granted to lessor in respect of Veldhoven headquarters[2]	5,445	5,445
Other	5,473	7,090

Other non-current assets	444,820	298,559

1	For further details on compensation plan assets see Note 18.
2	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.